Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Delaware Value® Fund))	0 Months Ended
	Mar. 29, 2013
Class A
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	0.29%
Other expenses	0.27%
Total annual fund operating expenses	1.17%
Fee waivers and expense reimbursements	(0.08%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.09%
Class B
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual fund operating expenses	1.88%
Fee waivers and expense reimbursements	(0.03%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.85%
Class C
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual fund operating expenses	1.88%
Fee waivers and expense reimbursements	(0.03%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.85%
Institutional Class
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	none
Other expenses	0.27%
Total annual fund operating expenses	0.88%
Fee waivers and expense reimbursements	(0.03%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.85%
Class R
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.27%
Total annual fund operating expenses	1.48%
Fee waivers and expense reimbursements	(0.13%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.35%

[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund's average daily net assets from March 28, 2013 through March 28, 2014. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from March 28, 2013 through March 28, 2014 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to May 2, 1994 and 0.30% (currently limited to 0.25%) on all shares acquired on or after May 2, 1994. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.